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      PROVIDENT
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    INSTITUTIONAL     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
        FUNDS                  302-792-2555 - Fax: 302-792-5876

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                                                               September 7, 1995

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Municipal Fund for California Investors, Inc. for the period ended July 31, 1995.

     The money market portfolio, California Money Fund, remained very competitive during the period, despite the problems the Orange County situation created for the municipal markets and for California state-specific funds. The California Intermediate Municipal Fund emphasized net asset stability during the period by shortening its average maturity. This portfolio continued to concentrate on higher quality issues while providing a competitive return in a difficult market environment. Currently, 90% of its assets are rated AA or higher. Due to the ongoing economic pressures experienced by the State of California, we will continue to place great emphasis on the credit quality of all issues purchased for both portfolios.

     Provident Institutional Funds offer a broad range of high quality Money Market, Fixed Income and Equity Funds to meet the varied needs of our investors. Please feel free to contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 to discuss your investment options.

     Thank you for your continued confidence in Provident Institutional Funds. We welcome the opportunity to service your investment requirements.

                                            Sincerely,

                                            /s/ G. Willing Pepper
                                            ---------------------
                                            G. Willing Pepper
                                              Chairman

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     The good news concerning the State of California's General Fund operation for the fiscal year ended June 30, 1995, is that on a cash basis the receipts were $1.78 billion in excess of disbursements. The bad news is that the General Fund balance at the end of the fiscal year is still a deficit of $3.46 billion (before loans), although down from a deficit of $5.24 billion a year earlier. The stabilization in operations will be beneficial since it is anticipated that the State will need only $2 billion in short-term financing in fiscal 1996 as compared with $7 billion one year ago. Unemployment continues to remain near the 8% level.

     California's economy is showing signs of improving as evidenced by increased new vehicle purchases plus an anticipated increase in housing construction, after a weak first quarter of 1995 brought about by heavy rains. The State is, however, still plagued by funding mandates for education, a rapidly rising prison population and illegal immigrant expenses significantly underfunded by the Federal government. The revenue side is hampered by limitations placed upon the ability of state and local governments to raise taxes.

     The Orange County solution now rests with a "Consensus Recovery Plan" being developed by county officials with the apparent support of State officials. The plan includes the diversion of some tax revenues from the Orange County Transportation Authority, the participants in the County's investment pool agreeing to give up claims of $860 million which the County owes them, and other contributions cities and special districts are being asked to make. Municipal Fund for California Investors, Inc. has no Orange County holdings in its portfolios.

     At the July Federal Open Market Committee (FOMC) meeting, the Federal Reserve reversed a year-long monetary policy stance by dropping the federal funds rate 25 basis points to 5.75%. Another rate cut of 25 basis points is possible at the next regularly scheduled FOMC meeting in September.

     In anticipation of declining short-term interest rates, CalMoney extended its average weighted maturity during the last quarter to the 30-40 day range; thus locking-in attractive yields by buying one-year notes. Going forward, we will avoid purchasing any Orange County securities. Moreover, our conservative policy will cause us to purchase California notes only if they have credit enhancements in place, such as letters of credit or insurance. We are also concerned by the financial condition of many Japanese banks, and we have taken steps to sharply reduce the exposure to these institutions by placing maturity restrictions on them.

     Given the fiscal pressures which continue to impact California, the careful selection of high quality securities will remain a primary objective in the management of the Fund's two portfolios. On July 31, 1995, the California Intermediate Municipal Fund had assets of $15.4 million and CalMoney stood at $405.7 million.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

September 5, 1995

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                 July 31, 1995
                                  (Unaudited)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
CALIFORNIA -- 95.25%
  ABAG Finance Authority
   Certificates of Participation
   (Lucile Salter Packard
   Childrens Hospital) DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.55%.................08/07/95   $ 6,250   $  6,250,000
  Bay Area Government Association
   (Lease Revenue Pooled
   Projects) Series 1987 DN
   (National Westminster LOC)
   (VMIG-1)**
   3.35%.................08/07/95     7,727      7,727,000
  California Department of Water
   Resources (Central Valley
   Project) RB Series N-V2 DN
   (Canadian Imperial Bank LOC)
   (A-1+, VMIG-1)**
   3.65%.................08/07/95    13,200     13,200,000
  California Educational
   Facilities Financing Authority
   (Occidental College Project)
   Series 1985B MB (Morgan
   Guaranty LOC) (A-1+)
   3.80%.................12/01/95    10,100     10,100,000
  California Health Facilities
   Financing Authority (Adventist
   Health System West-Sutter
   Health) Series 1991A DN
   (Toronto Dominion LOC)
   (A-1+, VMIG-1)**
   3.40%.................08/07/95     6,000      6,000,000
  California Health Facilities
   Financing Authority (Adventist
   Health System West-Sutter
   Health) Series 1991B DN
   (Toronto Dominion LOC)
   (A-1+, VMIG-1)**
   3.75%.................08/07/95     2,500      2,500,000
  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988B
   DN (MBIA Insurance) (VMIG-1)**
   3.65%.................08/07/95     1,000      1,000,000
  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988C
   DN (MBIA Insurance)
   (A-1+, VMIG-1)**
   3.65%.................08/07/95     4,600      4,600,000

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  California Health Facilities
   Financing Authority
   (Huntington Memorial Hospital)
   DN (Morgan Guaranty LOC)
   (A-1+)**
   3.65%.................08/07/95   $   100   $    100,000
  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1985B DN
   (Morgan Guaranty LOC)
   (A-1+, VMIG-1)**
   3.65%.................08/07/95     6,300      6,300,000
  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1987A DN
   (Sanwa Bank LOC) (VMIG-1)**
   3.65%.................08/07/95     5,800      5,800,000
  California Health Facilities
   Financing Authority (Scripps
   Memorial Hospital) Series
   1985B DN (MBIA Insurance)
   (A-1+, VMIG-1)**
   3.65%.................08/07/95     6,500      6,500,000
  California Health Facilities
   Financing Authority (St.
   Francis Hospital) DN (MBIA
   Insurance) (A-1+, VMIG-1)**
   3.65%.................08/07/95     5,000      5,000,000
  California Pollution Control
   Financing Authority (Dow
   Chemical Company Project)
   (A-1, P-1)
   3.40%.................11/09/95     1,000      1,000,000
  California Pollution Control
   Financing Authority (Pacific
   Gas & Electric) Series 1988C
   (Credit Suisse LOC) (A -1+)
   4.05%.................08/18/95     2,000      2,000,000
   4.10%.................09/08/95     3,700      3,700,000
  California Pollution Control
   Financing Authority DN
   (Societe Generale LOC)
   (A-1+, VMIG-1)**
   3.35%.................08/15/95     3,100      3,100,000
  California Pollution Control
   Financing Authority PCRB
   (Exxon Corporation) Series
   1989 DN (VMIG-1)**
   3.75%.................08/07/95     2,400      2,400,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  California Pollution Control
   Financing Authority PCRB
   (Shell Oil Company Project)
   Series 1991A DN (National
   Westminster LOC)
   (A-1+, VMIG-1)**
   3.75%.................08/07/95   $   900   $    900,000
  California Pollution Control
   Financing Authority PCRB
   (Southern California Edison
   Company) Series A (A-1, P-1)
   3.65%.................10/25/95     1,000      1,000,000
  California Pollution Control
   Financing Authority PCRB
   (Southern California Edison
   Company) Series 1985D
   (A-1, P-1)
   3.30%.................10/13/95     1,200      1,200,000
  California Pollution Control
   Financing Authority PCRB
   Series 1988D (Bank of
   Tokyo LOC) (A-1)
   3.35%.................10/13/95     4,595      4,595,000
  California Pollution Control
   Financing Authority TECP
   (Banque Nationale de Paris
   LOC) (A-1+)
   3.65%.................09/11/95     6,000      6,000,000
  California Statewide
   Communities Development
   Authority Certificates of
   Participation
   (St. Joseph Health System) DN
   (A-1+, VMIG-1)**
   3.70%.................08/07/95     12,300     12,300,000
  California Statewide
   Communities Development
   Authority Series 1995A-2 DN
   (Federal National Mortgage
   Association LOC) (A-1+)**
   3.65%.................08/07/95     2,530      2,530,000
  California Statewide
   Communities Development
   Authority Series 1995A-5 DN
   (Federal National Mortgage
   Association LOC) (A-1+)**
   3.65%.................08/07/95     7,000      7,000,000
  California Water Management
   Certificates of Participation
   (Monterey Peninsula Wastewater
   Reclamation Project) DN
   (Sumitomo Bank LOC)
   (A-1, VMIG-1)**
   3.95%.................08/07/95     7,500      7,500,000

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  City of Loma Linda Hospital
   Revenue Bonds DN (Industrial
   Bank of Japan LOC)
   (A-1, VMIG-1)**
   3.75%.................08/07/95   $ 2,000   $  2,000,000
  City of Stockton IDRB (La
   Quinta Motor Inns) DN
   (NationsBank LOC) (A-1)**
   3.95%.................08/07/95     2,790      2,790,000
  Contra Costa Multifamily
   Housing Revenue Bonds
   (Riverside Apartments) Series
   1992B DN (Federal National
   Mortgage Association LOC)
   (A-1+)**
   3.65%.................08/07/95     4,000      4,000,000
  Corona Multifamily Housing
   Revenue Refunding Bonds
   (Country Hills Apartment
   Project) Series 1995A DN (Bank
   of America LOC) (A-1)**
   3.55%.................08/07/95     7,045      7,045,000
  Eastern Municipal Water
   District Facilities
   Corporation (Riverside County)
   Certificates of Participation
   DN (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.70%.................08/07/95       900        900,000
  Fremont Multifamily Housing
   Bonds (Creekside Village
   Apartments) Series D DN (Fuji
   Bank LOC) (VMIG-1)**
   3.70%.................08/07/95     1,000      1,000,000
  Fremont Multifamily Housing
   Bonds (Mission Wells Project)
   Series 1985E DN (Industrial
   Bank of Japan LOC)
   (A-1+, VMIG-1)**
   3.85%.................08/07/95     5,100      5,100,000
  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) DN (A-1+)**
   3.70%.................08/07/95     1,700      1,700,000
  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) Series B DN
   (National Westminster LOC)
   (A-1+)**
   3.70%.................08/07/95     5,000      5,000,000
  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) Series 1989
   DN (Barclays Bank LOC)
   (VMIG-1)**
   3.70%.................08/07/95     2,000      2,000,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  Kern County Certificates of
   Participation (Kern Public
   Facilities Project) Series A
   DN (Sanwa Bank LOC) (VMIG-1)**
   3.65%.................08/07/95   $ 3,900   $  3,900,000
  Kern County Certificates of
   Participation (Kern Public
   Facilities Project) Series D
   DN (Sanwa Bank LOC) (VMIG-1)**
   3.65%.................08/07/95     2,500      2,500,000
  Los Angeles County Housing
   Authority (Malibu Woods
   Project) DN (Sumitomo Bank
   LOC) (A-1)**
   3.80%.................08/07/95     2,129      2,129,000
  Los Angeles County Housing
   Authority Mutifamily Housing
   Revenue Bonds (Sand Canyon
   Ranch Project) Series 1985F DN
   (Citibank LOC) (A-1)**
   3.80%.................08/07/95     4,000      4,000,000
  Los Angeles County Metropolitan
   Transportation Authority
   General Revenue Bonds (Union
   Gateway Project) Series 1985A
   DN (Societe Generale LOC)
   (VMIG-1)**
   3.75%.................08/07/95     8,200      8,200,000
  Los Angeles County Metropolitan
   Transportation Authority
   Second Subordinate Sales Tax
   Revenue Notes Series A DN
   (Industrial Bank of Japan LOC)
   (A-1+)**
   3.70%.................08/07/95     9,300      9,300,000
  Los Angeles County Multifamily
   Mortgage Revenue Bonds Series
   1984B DN (Citibank LOC) (A-1,
   VMIG-1)**
   4.56%.................08/07/95     4,100      4,100,000
  Los Angeles County TRAN (Bank
   of America LOC) (SP-1, MIG-1)
   4.50%.................07/01/96    18,210     18,327,296
  Los Angeles County
   Transportation Commission
   Sales Tax Revenue Refunding
   Bonds Series 1992 DN (FGIC
   Insurance)
   (A-1+, VMIG-1)**
   3.55%.................08/07/95     4,400      4,400,000
  Los Angeles Department of Water
   and Power TECP (A-1+, P-1)
   3.70%.................08/23/95     5,700      5,700,000
  Los Angeles Wastewater TECP
   (A-1, P-1)
   3.00%.................09/15/95     5,700      5,700,000

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  Monterey County Financing
   Authority RB (Reclamation &
   Distribution Projects) DN
   (Dai-Ichi Kangyo LOC)
   (VMIG-1)**
   3.95%.................08/07/95   $ 3,000   $  3,000,000
  Oakland Certificates of
   Participation (Capital
   Improvement Project) DN
   (Mitsubishi Bank LOC)
   (A-1+, VMIG-1)**
   4.05%.................08/07/95    24,600     24,600,000
  Oakland Economic Development
   Revenue Bonds (Leamington
   Project) Series 1994A DN
   (First Interstate LOC) (A-1)**
   3.80%.................08/07/95     4,300      4,300,000
  Pasadena Certificates of
   Participation (Rose Bowl
   Improvements) DN (Industrial
   Bank of Japan LOC)
   (A-1, VMIG-1)**
   3.65%.................08/07/95     5,400      5,400,000
  Redlands City Multifamily
   Revenue Refunding Bonds
   (Parkview Terrace Project)
   Series 1991A DN (Bank of
   America LOC) (VMIG-1)**
   3.75%.................08/07/95     3,600      3,600,000
  Riverside County Certificates
   of Participation (Riverside
   County Public Facility) Series
   1985A
   DN (Sanwa Bank LOC)
   (A-1+, VMIG-1)**
   3.80%.................08/07/95     3,000      3,000,000
  Riverside County Certificates
   of Participation (Riverside
   County Public Facility) Series
   1985B
   DN (Sanwa Bank LOC)
   (A-1+, VMIG-1)**
   3.70%.................08/01/95    16,300     16,300,000
  Riverside County Certificates
   of Participation (Riverside
   County Public Facility) Series
   1985C
   DN (Sanwa Bank LOC)
   (A-1+, VMIG-1)**
   3.70%.................08/07/95     1,400      1,400,000
  Sacramento County (Courthouse
   Project-Administration Center)
   DN (Union Bank of Switzerland
   LOC) (A-1+, VMIG-1)**
   3.25%.................08/07/95    11,900     11,900,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  San Bernardino County TRAN
   (Toronto Dominion LOC) (SP-1+)
   4.50%.................07/05/96   $10,000   $ 10,048,987
  San Diego IDRB (San Diego Gas &
   Electric) (A-1, VMIG-1)
   3.05%.................09/11/95     5,200      5,200,000
  San Francisco City and County
   Housing Authority Multifamily
   Housing Revenue Bonds
   (Winterland Project) Series
   1985C DN (Citibank LOC) (A-1,
   VMIG-1)**
   3.80%.................08/07/95     1,200      1,200,000
  San Francisco City and County
   Redevelopment Agency
   Multifamily Housing Revenue
   Bonds (Bayside Village
   Project) Series A DN
   (Industrial Bank of Japan LOC)
   (VMIG-1)**
   3.65%.................08/07/95    16,700     16,700,000
  San Francisco City and County
   Redevelopment Agency
   Multifamily Housing Revenue
   Bonds (Bayside Village
   Project) Series B DN
   (Industrial Bank of Japan LOC)
   (A-1+, VMIG-1)**
   3.65%.................08/07/95     5,500      5,500,000
  San Francisco City and County
   Redevelopment Agency
   Multifamily Housing Revenue
   Bonds (South Harbor Project)
   DN (VMIG-1)**
   3.625%................08/07/95    14,200     14,200,000
  San Jose Multifamily Housing
   Bonds DN (FGIC Insurance)
   (VMIG-1)**
   3.80%.................08/07/95     4,980      4,980,000
  Santa Clara Electric Revenue
   Bonds Series B DN (Bank of
   Tokyo LOC) (A-1+, VMIG-1)**
   3.55%.................08/07/95     1,000      1,000,000
  Santa Clara Multifamily Housing
   Bonds (Fox Chase Project)
   DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.80%.................08/07/95     1,600      1,600,000

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
  Santa Margarita/Dana Point
   Authority Series 1994B RB
   (MBIA Insurance)
   4.50%.................08/01/95   $ 3,595   $  3,595,000
  Southern California (Public
   Power Authority Transportation
   Project) Subordinate Refunding
   Revenue Bonds Series 1991 DN
   (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.50%.................08/07/95     3,000      3,000,000
  Triunfo Sanitation District
   Revenue Bonds DN (Banque
   Nationale de Paris LOC)
   (A-1+)**
   3.70%.................08/07/95     2,400      2,400,000
  Upland Housing Authority
   Multifamily Revenue Bonds
   (Upland Village Green Project)
   DN (Bank of Tokyo LOC)
   (VMIG-1)**
   3.90%.................08/07/95     3,700      3,700,000
  Washington Township Hospital
   District (Alameda County) DN
   (Industrial Bank of Japan LOC)
   (VMIG-1)**
   3.85%.................08/07/95     9,800      9,800,000
                                               -----------
                                               386,517,283
                                               -----------
PUERTO RICO -- 4.73%
  Puerto Rico Government
   Development Bank Series 1985
   DN (Credit Suisse LOC)
   (A-1+, VMIG-1)**
   3.45%.................08/07/95    14,400     14,400,000
  Puerto Rico Industrial Medical
   Higher Education and
   Environmental Pollution
   Control Facility Authority
   (Ana G. Mendez Education
   Foundation Project) DN (Bank
   of Tokyo LOC) (A-1+)**
   3.90%.................08/07/95     4,800      4,800,000
                                               -----------
                                                19,200,000
                                               -----------

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $405,717,283*)...........    99.98%   $405,717,283
OTHER ASSETS IN EXCESS OF
  LIABILITIES....................       .02         74,486
                                    -------   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 385,859,617
  California Money and 20,068,828
  California Dollar Shares
  outstanding)...................   100.00%   $405,791,769
                                    =======   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($405,791,769 / 405,928,445).............          $1.00
                                                     =====

-------------
* Aggregate cost for federal income tax purposes is $405,717,283.
** Variable rate demand notes -- the interest rate shown is as of July 31, 1995, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owed can be recovered through demand.
   The Moody's Investors Service, Inc. and Standard &
   Poor's Ratings Group ratings are believed to be the most recent ratings available at July 31, 1995.

--------------------------------------------------------

                             CALIFORNIA MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                 July 31, 1995

        MATURITY
         PERIOD            PAR          PERCENTAGE
     -------------     ------------     ----------
          1-30 Days    $338,846,000        83.5%
         31-60 Days      20,600,000         5.1%
         61-90 Days       6,795,000         1.7%
        91-120 Days       1,000,000         0.3%
      Over 120 Days      38,310,000         9.4%

       Average Weighted Maturity of Portfolio -- 36 days
--------------------------------------------------------

                See accompanying notes to financial statements.

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                 July 31, 1995
                                  (Unaudited)

      INVESTMENTS IN       MATURITY     PAR
         SECURITIES          DATE      (000)       VALUE
-----------------------------------   -------   -----------
CALIFORNIA -- 90.85%
  California Education
   Authority (Pepperdine
   University) RB (MBIA
   Insurance) (Aaa)
   6.80%................... 11/01/00  $   500   $   550,000
  California Education
   Authority (Stanford
   University) RB (Aaa)
   5.50%................... 11/01/00      800       844,000
  California Health
   Facilities Financing
   Authority (Cedars-Sinai
   Hospital) Series 1990 RB
   (Aa)
   6.50%................... 11/01/00      600       639,750
  California Health
   Facilities Financing
   Authority DN (Industrial
   Bank of Japan LOC) (Aa3,
   VMIG-1) **
   3.80%................... 08/01/95      300       300,000
  City of Sacramento
   Sanitation District RB
   (Aa)
   4.30%................... 12/01/00      500       487,500
  East Bay Municipal
   Utility District RB
   (AMBAC Insurance) (Aaa)
   7.00%................... 06/01/00      800       893,000
  Elk Grove Unified School
   District (Pre-Refunded
   12/01/98 @ 103) RB (FGIC
   Insurance) (Aaa)
   9.00%................... 12/01/07      700       823,375
  Los Angeles County Public
   Works RB (Aa1)
   4.70%................... 03/01/03    1,000       967,500
  Los Angeles County
   Transportation
   Commission Sales Tax
   Revenue Series A (Pre-
   Refunded 07/01/98 @ 102)
   RB (Aaa)
   8.00%................... 07/01/18      800       899,000
  Los Angeles Department of
   Water and Power
   (Electric Plant) RB (Aa)
   9.00%................... 02/01/01      500       599,375
  Los Angeles Department of
   Water and Power
   (Electric Plant)
   Series 1990 RB (Aa)
   6.75%................... 05/15/99      500       538,125

      INVESTMENTS IN       MATURITY     PAR
         SECURITIES          DATE      (000)       VALUE
--------------------------- ------    --------  -----------
  Los Angeles State
   Building Authority
   General Services Series
   A RB (Aa)
   6.75%................... 03/01/99  $   500   $   526,875
  Sacramento Special Tax
   Refunding Bonds (Laguna
   Community Facilities
   District) RB (FGIC
   Insurance) (Aaa)
   5.40%................... 12/01/01      640       660,000
  San Francisco Bay Area
   Rapid Transit District
   Sales Tax RB (A1)
   6.60%................... 07/01/99      600       643,500
  San Francisco Various
   Purpose Unlimited Tax GO
   Series A RB (Aa)
   6.20%................... 12/15/99      700       749,000
  Southern California
   Public Power Authority
   (Joint Power Project) RB
   (A)
   6.75%................... 07/01/00      600       650,250
  Southern California
   Public Power Authority
   (Transmission Project)
   RB (Aa)
   6.80%................... 07/01/98      400       430,000
  Southern California
   Public Power Authority
   (Refunding Project)
   Series A RB (Aaa)
   6.00%................... 07/01/00      500       537,500
  State of California GO
   (Aa)
   4.10%................... 09/01/01    1,000       952,500
  University of California
   (Multi-Purpose Projects)
   Series C RB (AMBAC
   Insurance) (Aaa)
   4.125%.................. 09/01/00      800       771,000
  West Sacramento
   Redevelopment Agency RB
   (MBIA Insurance) (Aaa)
   6.25%................... 09/01/01      500       538,125
                                                 14,000,375
VIRGIN ISLANDS -- 7.42%
  Virgin Islands Public
   Finance Authority (Pre-
   Refunded 10/01/00 @ 101)
   RB (Aaa)
   7.25%................... 10/01/07    1,000     1,143,750

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                      Statement of Net Assets (Concluded)

      INVESTMENTS IN       MATURITY     PAR
         SECURITIES          DATE      (000)       VALUE
-----------------------------------   -------   -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $14,695,833*)................. 98.27%   $15,144,125

OTHER ASSETS IN EXCESS OF
  LIABILITIES.........................   1.73       266,246
                                      -------   -----------
NET ASSETS (Equivalent to $10.43
  per share based on 1,477,857
  California Intermuni shares
  outstanding)........................100.00%   $15,410,371
                                      =======   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($15,410,371 / 1,477,857)..................        $10.43
                                                     ======

-------------
* Aggregate cost for federal income tax purposes is $14,695,833. The net unrealized appreciation (excess of market value over tax cost) is $448,292 (comprised of $578,024 appreciation and $129,732 depreciation.)
** Variable rate demand notes -- the interest rate shown is as of July 31, 1995, and the maturity date shown is the longer of (i) the next interest readjustment date or
   (ii) the date on which the principal amount owed can be recovered through demand.
   The Moody's Investors Service, Inc. and Standard &
   Poor's Ratings Group ratings are believed to be the most recent ratings available at July 31, 1995.

--------------------------------------------------------

                            CALIFORNIA INTERMEDIATE
                                 MUNICIPAL FUND
                           SUPPLEMENTARY INFORMATION
                                 July 31, 1995

   Average Weighted Maturity of Portfolio -- 4.86 Years
---------------------------------------------------------

INVESTMENT ABBREVIATIONS:

DN       Demand Note (Variable Rate)
GO       General Obligation
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
MB       Municipal Bond
PCRB     Pollution Control Revenue Bond
RB       Revenue Bond
TECP     Tax-Exempt Commercial Paper
TRAN     Tax and Revenue Anticipation Note

                See accompanying notes to financial statements.

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statements of Operations
                     For the Six Months Ended July 31, 1995
                                  (Unaudited)

                                                                     CALIFORNIA     CALIFORNIA
                                                                       MONEY       INTERMEDIATE
                                                                        FUND      MUNICIPAL FUND
                                                                     ----------   --------------
Investment income:
  Interest...................................................        $7,721,253     $  424,008
                                                                     ----------   --------------
Expenses:
  Investment advisory fee....................................           402,391         16,203
  Administration fee.........................................           402,391         16,203
  Service Organization fees:
     Dollar shares...........................................            23,390             --
  Custodian fees.............................................            50,360          2,426
  Legal fees.................................................            19,500            495
  Transfer agent fees........................................            22,500            980
  Audit fees.................................................            24,750            535
  Directors' and Officers' fees and expenses.................            19,800            570
  Registration and filing fees...............................             2,400             --
  Printing...................................................             6,750          1,325
  Other......................................................            16,960          3,450
                                                                     ----------   --------------
                                                                        991,192         42,187
  Fees waived by Investment Adviser and Administrators.......          (565,279)       (25,985)
                                                                     ----------   --------------
     Total expenses..........................................           425,913         16,202
                                                                     ----------   --------------
       Net investment income.................................         7,295,340        407,806
                                                                     ----------   --------------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments sold......................                --         45,065
  Increase in unrealized appreciation of investments.........                --        624,543
  Decrease in amortized market discount......................                --         (1,498)
                                                                     ----------   --------------
       Net gain on investments...............................                --        668,110
                                                                     ----------   --------------
Net increase in net assets resulting from operations.........        $7,295,340     $1,075,916
                                                                     ==========   ============

                See accompanying notes to financial statements.

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                                      CALIFORNIA INTERMEDIATE
                                       CALIFORNIA MONEY FUND               MUNICIPAL FUND
                                   -----------------------------     --------------------------
                                   FOR THE SIX        FOR THE        FOR THE SIX      FOR THE
                                   MONTHS ENDED      YEAR ENDED      MONTHS ENDED   YEAR ENDED
                                     JULY 31,       JANUARY 31,        JULY 31,     JANUARY 31,
                                       1995             1995             1995          1995
                                   ------------     ------------     ------------   -----------
                                    (UNAUDITED)                       (UNAUDITED)
Net investment income..........    $  7,295,340     $ 11,572,454     $    407,806   $   944,558
Net realized and
  unrealized gain (loss)
  on investments...............              --          (39,944)         668,110    (1,455,564)
                                   ------------     ------------     ------------   -----------
Net increase (decrease) in net
  assets resulting from
  operations...................       7,295,340       11,532,510        1,075,916      (511,006)
                                   ------------     ------------     ------------   -----------
Distributions to shareholders
  from:
  Net investment income:
     Money shares..............      (6,978,035)     (11,142,146)              --            --
     Plus shares...............              --               --               --            --
     Dollar shares.............        (317,305)        (430,308)              --            --
     Intermuni shares..........              --               --         (407,806)     (944,558)
  Net realized capital gains...              --               --               --       (64,692)
                                   ------------     ------------     ------------   -----------
Total distributions............      (7,295,340)     (11,572,454)        (407,806)   (1,009,250)
                                   ------------     ------------     ------------   -----------
Increase (decrease) in net
  assets from capital share
  transactions.................       8,941,755       21,291,148       (2,689,958)   (1,108,779)
                                   ------------     ------------     ------------   -----------
Net increase (decrease) in net
  assets.......................       8,941,755       21,251,204       (2,021,848)   (2,629,035)
Net assets:
  Beginning of period..........     396,850,014      375,598,810       17,432,219    20,061,254
                                   ------------     ------------     ------------   -----------
  End of period................    $405,791,769     $396,850,014     $ 15,410,371   $17,432,219
                                   =============    =============    ============   ============

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                MONEY SHARES
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                    07/31/95       01/31/95    01/31/94    01/31/93    01/31/92    01/31/91
                                                   -----------     -------     -------     -------     -------     -------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............   $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   ----------      ----------  ----------  ----------  ----------  ----------
  Income From Investment Operations:
     Net Investment Income........................    0.0181        0.0281      0.0223      0.0251      0.0375      0.0509
                                                   ----------      ----------  ----------  ----------  ----------  ----------
  Less Distributions:
     Dividends to Shareholders From Net Investment
       Income.....................................   (0.0181)      (0.0281)    (0.0223)    (0.0251)    (0.0375)    (0.0509)
                                                   ----------      ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period....................   $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   ==========      ==========  ==========  ==========  ==========  ==========
Total Return......................................     3.67%(1)      2.84%       2.25%       2.54%       3.82%       5.21%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000)................   385,725       385,824     356,501     359,193     490,141     629,001
  Ratio of Expenses to Average Net Assets(2)......      .20%(1)       .20%        .20%        .30%        .30%        .29%
  Ratio of Net Investment Income to Average Net
     Assets.......................................     3.64%(1)      2.79%       2.23%       2.52%       3.75%       5.10%

---------------

(1) Annualized.

(2) Operating expense ratios before waivers of Investment Adviser and Administrator fees for Money shares for the six months ended July 31, 1995 and for the years ended January 31, 1995, 1994, 1993, 1992 and 1991 were
   .48%, .48%, .49%, .48%, .48%, and .46%, respectively.

                 See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          PLUS SHARES                                     DOLLAR SHARES
                                ---------------------------------------------------------------  -------------------------------
                                SIX MONTHS    YEAR       YEAR         YEAR       YEAR      YEAR    SIX MONTHS     YEAR      YEAR
                                   ENDED      ENDED      ENDED       ENDED      ENDED     ENDED       ENDED      ENDED     ENDED
                               07/31/95(4) 01/31/95(4) 01/31/94(4) 01/31/93(4) 01/31/92  01/31/91   07/31/95    01/31/95  01/31/94
                               -----------   ---------  ---------  ----------- --------  --------  -----------  --------  --------
                                (UNAUDITED)                                                       (UNAUDITED)
Net Asset Value,
 Beginning of Period..............    $1.00      $1.00      $1.00    $  1.00   $  1.00   $  1.00     $  1.00    $  1.00   $  1.00
                                   --------    -------    -------    --------  --------  --------   --------    --------  --------
  Income From Investment
    Operations:
    Net Investment Income.........       --         --         --     0.0191    0.0350    0.0484      0.0168     0.0256    0.0198
                                   --------    -------    -------    --------  --------  --------   --------    --------  --------
  Less Distributions:
    Dividends to Shareholders From
      Net Investment Income.......       --         --         --    (0.0191)  (0.0350)  (0.0484)    (0.0168)   (0.0256)  (0.0198)
                                   --------    -------    -------    --------  --------  --------   --------    --------  --------
Net Asset Value, End of Period....    $1.00      $1.00      $1.00    $  1.00   $  1.00   $  1.00     $  1.00    $  1.00   $  1.00
                                   ========    ========   ========   ========  ========  ========   ========    ========  ========
Total Return......................       --         --         --      1.93%     3.57%     4.96%      3.42%(2)    2.59%     2.00%
Ratios/Supplemental Data:
  Net Assets,
    End of Period $(000)..........       --         --         --         --    27,656    19,872      20,067     11,026    19,098
  Ratio of Expenses to Average
    Net Assets(3).................       --         --         --       .55%      .55%      .54%       .45%2       .45%      .45%
  Ratio of Net Investment Income
    to Average Net Assets.........       --         --         --      2.27%     3.50%     4.85%      3.39%2      2.54%     1.98%

                                      YEAR      YEAR    01/09/91(1)
                                     ENDED     ENDED       TO
                                    01/31/93  01/31/92  01/31/91
                                    --------  --------  --------
Net Asset Value,
 Beginning of Period..............  $  1.00   $  1.00   $  1.00
                                    --------  --------  --------
  Income From Investment
    Operations:
    Net Investment Income.........   0.0226    0.0350    0.0024
                                    --------  --------  --------
  Less Distributions:
    Dividends to Shareholders From
      Net Investment Income.......  (0.0226)  (0.0350)  (0.0024)
                                    --------  --------  --------
Net Asset Value, End of Period....  $  1.00   $  1.00   $  1.00
                                    ========  ========  ========
Total Return......................    2.29%     3.57%    3.87%(2)
Ratios/Supplemental Data:
  Net Assets,
    End of Period $(000)..........   11,750     6,599     1,126
  Ratio of Expenses to Average
    Net Assets(3).................     .55%      .55%     .54%(2)
  Ratio of Net Investment Income
    to Average Net Assets.........    2.27%     3.50%    3.85%(2)

---------------

(1) Commencement of operations.

(2) Annualized.

(3) Operating expense ratios before waivers of Investment Adviser and Administrator fees for Plus shares for the years ended January 31, 1993, 1992 and 1991 were .64%, .73% and .71%, respectively. Operating expense ratios before waivers of Investment Adviser and Administrator fees for Dollar shares for the six months ended July 31, 1995 and for the years ended January 31, 1995, 1994, 1993 and 1992 were .73%, .73%, .74%, .73%, and .73%, respectively, and for the period ended January 31, 1991 was .71%.

(4) Only 100 Plus shares were outstanding during the period from December 1, 1992 to July 12, 1995. As of July 13, 1995, no Plus shares were outstanding.

                See accompanying notes to financial statements.

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      INTERMUNI SHARES
                                                             ------------------------------------------------------------------
                                                             SIX MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR
                                                                ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                                                              07/31/95     01/31/95   01/31/94   01/31/93   01/31/92   01/31/91
                                                             -----------   --------   --------   --------   --------   --------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................   $ 10.02     $  10.85   $  10.72   $  10.61   $  10.34   $  10.05
                                                              --------     --------   --------   --------   --------   --------
  Income From Investment Operations:
     Net Investment Income..................................    0.2571       0.5165     0.5480     0.5655     0.6070     0.6199
     Net Realized and Unrealized Gain (Loss) on
       Investments..........................................    0.4100      (0.7959)    0.4110     0.2219     0.3296     0.2915
                                                              --------     --------   --------   --------   --------   --------
       Total from Investment Operations.....................    0.6671      (0.2794)    0.9590     0.7874     0.9366     0.9114
                                                              --------     --------   --------   --------   --------   --------
  Less Distributions:
     Dividends from Net Investment Income...................   (0.2571)     (0.5165)   (0.5480)   (0.5655)   (0.6070)   (0.6199)
     Distributions from Net Capital Gains...................        --      (0.0341)   (0.2810)   (0.1119)   (0.0596)   (0.0015)
                                                              --------     --------   --------   --------   --------   --------
       Total Distributions..................................   (0.2571)     (0.5506)   (0.8290)   (0.6774)   (0.6666)   (0.6214)
                                                              --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period..............................   $ 10.43     $  10.02   $  10.85   $  10.72   $  10.61   $  10.34
                                                              ========     ========   ========   ========   ========   ========
Total Return................................................     6.71%       (2.51%)     9.26%      7.68%      9.34%      9.40%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000)..........................    15,410       17,432     20,061     17,318     19,516     14,131
  Ratio of Expenses to Average Net Assets(2)................     .20%(1)       .20%       .20%       .30%       .30%       .30%
  Ratio of Net Investment Income to Average Net Assets......    5.03%(1)      5.06%      5.06%      5.31%      5.80%      6.14%
  Portfolio Turnover Rate...................................      15%(1)         3%        23%        52%        63%        39%

---------------

(1) Annualized

(2) Operating expense ratios before waivers of Investment Adviser and Administrator fees for the six months ended July 31, 1995 and for the years ended January 31, 1995, 1994, 1993, 1992 and 1991 were .52%, .53%, .51%,
    .48%, .53% and .57%, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

1. General Information

     Municipal Fund for California Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of two separate portfolios: California Money Fund and California Intermediate Municipal Fund. California Money Fund offers three series of shares: California Money ("Money"), California Money Dollar ("Dollar"), and California Money Plus ("Plus"). California Intermediate Municipal Fund also offers three series of shares:
California Intermuni ("Intermuni"), California Intermuni Dollar ("Intermuni Dollar"), and California Intermuni Plus ("Intermuni Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio and are identical in all respects except that the Dollar and Plus shares of each portfolio bear the service fees described below and are entitled to vote separately on matters relating to these fees.

     Dollar shares and Intermuni Dollar shares are sold pursuant to a non-12b-1 shareholder services plan to institutions other than broker/dealers, and Plus shares and Intermuni Plus shares are sold pursuant to a 12b-1 services plan only to broker/dealers which enter into agreements with each portfolio requiring them to provide certain support services to their customers in consideration of the portfolio's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Plus and Dollar shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus shares and Intermuni Plus shares may be requested to provide assistance in connection with the distribution of such shares. Money and Intermuni shares are sold to institutional investors who choose not to enter into such servicing agreements with the portfolio. No Intermuni Dollar shares or Intermuni Plus shares have been sold as of July 31, 1995.

     Certain California municipal obligations in the Company's portfolios may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

2. Significant Accounting Policies

     Portfolio valuation--California Money Fund: Portfolio securities are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

     Portfolio valuation--California Intermediate Municipal Fund: Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the mean of the most recent quoted bid and asked prices provided by investment dealers. Market or fair value may be determined by a matrix pricing system which is used to determine the value of municipal obligations based on factors such as yield, price, maturities, call features and ratings on comparable securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis.

     Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends and distributions to shareholders: It is the policy of each portfolio to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

     Federal taxes: No provision is made for federal income or excise taxes because the Company intends to have each portfolio continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Company has entered into an Investment Advisory Agreement with PNC Institutional Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement between the Investment Adviser and PNC Bank. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of the value of each portfolio's average daily net assets.

     Provident Distributors, Inc. ("PDI"), serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of each portfolio's daily net assets.

     The Investment Adviser and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Portfolios for their operating expenses to the extent necessary to ensure that their annual operating expense ratios (excluding fees paid to Service Organizations pursuant to Servicing Agreements) do not exceed .20% of each portfolio's average daily net assets.

     For the six months ended July 31, 1995, with respect to California Money Fund, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $565,279.

     For the six months ended July 31, 1995, with respect to California Intermediate Municipal Fund, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $25,985.

     Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

     PNC Bank also serves as the Company's custodian and PFPC, a subsidiary of PNC Bank, serves as transfer agent.

4. Fund Shares

     Since California Money Fund has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                              CALIFORNIA MONEY FUND
                         --------------------------------
                          SIX MONTHS           YEAR
                             ENDED             ENDED
                           JULY 31,         JANUARY 31,
                             1995              1995
                         -------------    ---------------
                          (UNAUDITED)
Sold
  Money shares.........  $ 739,253,376    $ 1,362,734,998
  Plus shares..........             --                 --
  Dollar shares........    116,956,098        175,135,239
Issued as reinvestments
  of dividends
  Money shares.........        487,836            412,873
  Plus shares..........             --                 --
  Dollar shares........             --            308,417
Redeemed
  Money shares.........   (739,839,716)    (1,333,786,669)
  Plus shares..........           (100)                --
  Dollar shares........   (107,915,739)      (183,513,710)
                         -------------    ---------------
Net increase...........  $   8,941,755    $    21,291,148
                         ==============   ===============

                       CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                   -----------------------------------------------
                      SIX MONTH ENDED             YEAR ENDED
                       JULY 31, 1995           JANUARY 31, 1995
                   ----------------------   ----------------------
                    SHARES       VALUE       SHARES       VALUE
                   --------   -----------   --------   -----------
                        (UNAUDITED)
Sold
 Intermuni
 shares...........  129,730   $ 1,338,169    375,627   $ 3,840,132
Issued as
 reinvestments of
 dividends
 Intermuni
 shares...........       --            --      2,718        27,667
Redeemed
 Intermuni
 shares........... (390,887)   (4,028,127)  (488,982)   (4,976,578)
                   --------   -----------   --------   -----------
Net decrease...... (261,157)  $(2,689,958)  (110,637)  $(1,108,779)
                   ========   ===========   ========   ===========

     The authorized capital of the Company consists of 2.3 billion Money shares, 300 million Dollar shares, and 300 million Plus shares, 80 million Intermuni shares, 10 million Intermuni Dollar shares and 10 million Intermuni Plus shares, each with a par value of $.001 per share.

5. Capital Loss Carryover

     At January 31, 1995, California Money Fund had a capital loss carryover amounting to $136,676 which expires in the years 2001 and 2002, and is available to offset possible future capital gains.

     At January 31, 1995 California Intermediate Municipal Fund had a capital loss carryover amounting to $43,055 which expires in 2002, and is available to offset possible future capital gains.

6. Purchases and Sales of Securities

     For the six months ended July 31, 1995, purchases and sales of investment securities (excluding short-term investments) of California Intermediate Municipal Fund were $1,179,217 and $3,860,347 respectively.

7. Net assets

     At July 31, 1995, net assets consisted of the following:

                                            CALIFORNIA
                                            INTERMEDIATE
                              CALIFORNIA     MUNICIPAL
                              MONEY FUND       FUND
                             ------------   -----------
Paid-in capital............. $405,928,445   $14,952,984
Accumulated net realized
  gain (loss) on
  investments...............     (136,676)        2,010
Amortized market discount...           --         7,085
Net unrealized appreciation
  of investments............           --       448,292
                             ------------   -----------
Total Net Assets............ $405,791,769   $15,410,371
                             =============  ===========

Directors
  G. Willing Pepper
    Chairman
  William R. Howell
  Rodney D. Johnson
  Rudolph A. Peterson
  Anthony M. Santomero

Officers
  G. Willing Pepper
    President
  Edward J. Roach
    Vice President and Treasurer
  Morgan R. Jones
    Secretary

Investment Adviser
  PNC Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  259 Radnor-Chester Road
  Suite 120
  Radnor, PA 19087

Distributor
  Provident Distributors, Inc.
  259 Radnor-Chester Road
  Suite 120
  Radnor, PA 19087

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628
This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

PIF-T-011
                             CALIFORNIA MONEY FUND

                            CALIFORNIA INTERMEDIATE
                                 MUNICIPAL FUND

                             Investment Portfolios
                                   Offered by
                               Municipal Fund for
                           California Investors, Inc.

                     [PROVIDENT INSTITUTIONAL FUNDS LOGO]

                               Semi-Annual Report
                                to Shareholders
                                 July 31, 1995